CornerCap Balanced Fund

Investment Objective
The investment objective of the CornerCap Balanced Fund (the "Balanced Fund" or "Fund") is long-term capital appreciation and current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

The Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Fund, you may be charged a fee by the financial intermediary.

Subject to certain exceptions, which are described more fully under "REDEMPTION OF FUND SHARES - Redemption Fee," the Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Fund.

Balanced Fund's Redemption Fee 1.00%

Shareholder Fees (Fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CornerCap Balanced Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.30%
Acquired Fund Fees and Expenses	[1]	0.04%
Total Annual Fund Operating Expenses		1.34%
Fee Waiver and/or Expense Reimbursement	[2]	(0.20%)
Net Annual Fund Operating Expenses	[1],[2]	1.14%
[1]	The Balanced Fund bears a pro rata share of the fees and expenses of the other investment companies in which Balanced Fund invests ("Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Balanced Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Balanced Fund, not the indirect costs of investing in the Acquired Funds.
[2]	The Fund's Adviser, CornerCap Investment Counsel, Inc. ("Adviser") has contractually agreed to waive fees and reimburse the Fund for "Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) that exceed 1.10%. The contractual agreement cannot be terminated prior to August 1, 2016 without the Board of Trustees' approval.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
CornerCap Balanced Fund | | USD ($)	116	405	715	1,595

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

To meet its investment objective, the Balanced Fund typically invests between 50% and 80% of its total assets in equity securities (common stock and preferred stock) and between 20-50% in fixed income securities (bonds and money market securities). The Balanced Fund may invest directly in equities or fixed income securities, or in exchange-traded funds ("ETFs") or other investment companies that hold securities in which the Balanced Fund may directly invest.

Although the Balanced Fund may invest in equity securities of companies of any size, the Balanced Fund invests primarily in U.S. common stocks of large-cap companies (defined by the Adviser as stocks with market capitalization of at least $10 billion) and of mid-cap companies (defined by the Adviser as stocks with market capitalization of at least $3 billion, but less than $10 billion) that the Adviser believes are attractively valued relative to the market. To select stocks and other equity securities for the Balanced Fund, the Adviser considers a number of criteria, including, without limitation, price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

The Balanced Fund may invest in corporate fixed income securities of any maturity issued by companies of any size. Generally, the Balanced Fund invests in fixed income securities rated by Moody's or S&P in one of their respective four highest ratings (for Moody's Investors Service, Inc. ("Moody's"), AAA, AA, A and BAA, and for Standard & Poor's Ratings Services ("S&P"), AAA, AA, A and BBB), and holds these securities until maturity.

The Balanced Fund will sell securities when the Adviser determines that it is advantageous to do so, such as when the Adviser believes securities with relatively greater value are available for purchase by the Balanced Fund or when the Adviser is seeking to raise cash.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks

An investment in the Fund is subject to investment risks, including the risk of losing money on an investment in the Fund. The principal risks of the Fund are:

Equity Security Risk: The prices of equity securities will fluctuate - sometimes dramatically - over time and the fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock. Price fluctuations may reflect changes in the issuing company's financial condition, overall market conditions (including changes in interest rates) or even perceptions in the marketplace about the issuing company or economic trends. Additionally, common stock is the last class of security to be paid in the event of bankruptcy.

Mid-Cap Company Risk: Stocks of mid-cap companies may have more risks than stocks of larger companies. In general, mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and more volatile stock prices.

Business and Company Risk: Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within that industry. For example, many industries and companies rely heavily on one type of technology. If this technology becomes outdated, or ceases to be cost effective, industries and companies that rely on the technology may become unprofitable while companies outside the industry may not be affected at all.

Management Risk: The specific securities selected by the Adviser may perform poorly and may cause the Fund to underperform other mutual funds with similar investment objectives.

Undervalued Stocks: Undervalued stocks include stocks that the Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund will suffer losses. These investments may be volatile and highly speculative. Investors should be able to bear the potential of incurring substantial losses.

Bond Interest Rate Risk: Bond prices will rise when interest rates fall and will decline when interest rates rise. These fluctuations in bond prices will be more marked with respect to long-term bonds than with respect to short-term bonds. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality. The level of risk is also dependent on the credit quality of the individual bonds. A complete discussion of the various credit ratings of bonds is available in the Funds' SAI.

Credit/Default Risk: Bond issuers who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their bonds when due. Additionally, bond issuers may be unable to repay the principal upon maturity of their bonds.

Interest Rate Risk: Prices of fixed-income securities rise and fall in response to interest rate changes.

ETF and Other Investment Company Risk: To the extent the fund's investments are in ETFs or other investment companies, the cost of investing in the fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the fund invests in addition to the fund's direct fees and expenses.

Performance

The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund's average annual returns for one year, five and ten years and since inception compare to those of a broad-based securities market index. Updated performance information is available at www.cornercapfunds.com or by calling (888) 813-8637 (toll free).

Performance information represents only past performance, and does not necessarily indicate future results.

Year-by-Year Total Return as of December 31

During the period shown, the highest return for a quarter was 14.47% for the quarter ended June 30, 2009, and the lowest return was -14.18% for the quarter ended December 31, 2008.
The calendar year-to-date total return as of June 30, 2015 was -1.02%.

The Fund's annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns - CornerCap Balanced Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
	8.85%	9.06%	5.79%	6.04%	May 24, 1997
After Taxes on Distributions |	5.23%	7.57%	4.63%	4.05%
After Taxes on Distributions and Sales |	6.28%	6.83%	4.40%	4.23%
Barclays U.S. Government/ Credit Index (reflects no deduction for fees, expenses or taxes)	3.13%	3.54%	4.10%	5.21%
Combined Index: 60% S&P 500 Index and 40% Barclays U.S. Government/ Credit Index (reflects no deduction for fees, expenses or taxes)	9.43%	10.78%	6.52%	6.70%